UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock New Jersey Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

New Jersey - 131.2%

Corporate - 6.2%	New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.), AMT, Series A, 5.30%, 6/01/15	$2,000	$1,894,020
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7%, 11/15/30	3,450	2,404,684
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.20%, 11/15/30	2,000	1,427,680

			5,726,384

County/City/Special District/School District - 14.9%	Essex County, New Jersey, Improvement Authority, Project Consolidation Revenue Refunding Bonds, 5.50%, 10/01/29 (a)	2,630	2,735,174
	Hudson County, New Jersey, Improvement Authority, Parking Revenue Bonds (Harrison Parking Facility Project), Series C, 5.375%, 1/01/44 (b)	2,400	2,467,056
	Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B, 6.25%, 1/01/37	1,790	902,625
	Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal, Additional Rent-Backed Revenue Refunding Bonds (City of Newark Redevelopment Projects), 4.375%, 1/01/37 (a)	2,625	2,273,066
	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.859%, 7/01/34 (c)(d)	1,075	881,199
	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.859%, 7/01/35 (c)(d)	175	143,096
	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building Project), 5.25%,8/15/38 (c)	225	230,913
	Trenton, New Jersey, Parking Authority, Parking Revenue Refunding Bonds, 5%, 4/01/30 (a)(e)	1,500	1,252,080
	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT, 5.30%, 5/15/30 (a)	1,500	1,380,945
	Vineland, New Jersey, Electric Utility, GO, Refunding, AMT, 5.375%, 5/15/31 (a)	1,500	1,386,165

			13,652,319

Portfolio Abbreviations

To simplify the listing of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
S/F	Single-Family

BlackRock New Jersey Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Education - 15.1%	New Jersey State Educational Facilities Authority Revenue Bonds (Fairleigh Dickinson University), Series D, 6%, 7/01/25	$3,000	$2,645,940
	New Jersey State Educational Facilities Authority Revenue Bonds (Georgian Court College Project), Series C, 6.50%, 7/01/13 (f)	2,120	2,537,322
	New Jersey State Educational Facilities Authority Revenue Bonds (Montclair State University), Series J, 5.25%, 7/01/38	580	587,111
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (College of New Jersey), Series D, 5%, 7/01/35 (c)	3,230	3,303,709
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Fairleigh Dickinson University), Series C, 6%, 7/01/20	2,000	1,861,180
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Fairleigh Dickinson University), Series C, 5.50%, 7/01/23	1,000	854,410
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Georgian Court University), Series D, 5%, 7/01/33	250	197,940
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Ramapo College), Series I, 4.25%, 7/01/31 (f)	500	437,415
	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (University of Medicine and Dentistry), Series B, 7.50%, 12/01/32	1,450	1,477,564

			13,902,591

Health - 43.2%	Burlington County, New Jersey, Bridge Commission, EDR, Refunding (The Evergreens Project), 5.625%, 1/01/38	1,000	599,080
	New Jersey EDA, EDR (Masonic Charity Foundation Project), 5.50%, 6/01/31	2,000	1,810,440
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.75%, 1/01/25	500	386,005
	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.875%, 1/01/37	855	596,585
	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 5.75%, 11/01/24	4,050	3,400,258
	New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%, 11/15/26	1,790	1,212,797
	New Jersey Health Care Facilities Financing Authority, Health System Revenue Bonds (Catholic Health East), Series A, 5.375%, 11/15/12 (f)	3,000	3,413,400
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hospital Asset Transformation Program), Series A, 5.25%, 10/01/38	2,250	2,220,030

BlackRock New Jersey Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Kennedy Health System), 5.625%, 7/01/31	$10,000	$9,243,300
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Meridian Health), Series I, 5%, 7/01/38 (b)	750	735,277
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey Hospital System), 6%, 7/01/12 (f)	1,960	2,241,142
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey Hospital System), 6%, 7/01/12 (f)	5,500	6,288,920
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Virtua Health), 5.50%, 7/01/38 (b)	1,250	1,226,750
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Atlantic City Medical Center), 5.75%, 7/01/25	1,255	1,258,489
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health Care System), Series A, 5%, 7/01/29	750	553,432
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health Care System), Series B, 5.902%, 7/01/30 (g)	2,500	353,300
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health Care System), Series B, 5.697%, 7/01/36 (g)	7,700	605,835
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (Saint Barnabas Health Care System), Series B, 5.762%, 7/01/37 (g)	7,250	519,463
	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (South Jersey Hospital System), 5%, 7/01/46	1,650	1,309,176
	Newark, New Jersey, Health Care Facility Revenue Refunding Bonds (New Community Urban Renewal), Series A, 5.20%, 6/01/30 (h)(i)	1,845	1,758,636

			39,732,315

Housing - 13.3%	Middlesex County, New Jersey, Improvement Authority Revenue Bonds (Administration Building Residential Project), AMT, 5.35%, 7/01/34 (j)	1,400	1,400,742
	Middlesex County, New Jersey, Improvement Authority Revenue Bonds (New Brunswick Apartments Rental Housing), AMT, 5.30%, 8/01/35 (j)	4,380	4,199,982
	New Jersey State Housing and Mortgage Finance Agency Revenue Bonds, Series AA, 6.375%, 10/01/28	1,500	1,617,705
	New Jersey State Housing and Mortgage Finance Agency Revenue Bonds, Series AA, 6.50%, 10/01/38	2,470	2,625,289

BlackRock New Jersey Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, AMT, Series X, 4.85%, 4/01/16	$1,750	$1,793,487
	New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding Bonds, AMT, Series T, 4.70%, 10/01/37	700	590,793

			12,227,998

State - 24.6%	Garden State Preservation Trust, New Jersey, Revenue Bonds, Series B, 5.22%, 11/01/26 (c)(g)	6,000	2,525,700
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (k)	5,000	3,557,900
	New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation Improvement District Project), AMT, Series B, 6.50%, 4/01/31	5,000	3,591,650
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50%, 4/01/28	2,500	1,886,700
	New Jersey EDA, School Facilities Construction Revenue Bonds, Series U, 5%, 9/01/37 (l)	700	688,492
	New Jersey EDA, School Facilities Construction Revenue Bonds, Series Z, 5.50%, 12/15/34 (b)	3,000	3,193,740
	New Jersey EDA, School Facilities Construction Revenue Bonds, Series Z, 6%, 12/15/34 (b)	3,000	3,309,000
	New Jersey State, COP (Equipment Lease Purchase Agreement), Series A, 5.25%, 6/15/28	600	601,362
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series A, 5.625%, 12/15/28 (b)	670	707,406
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series A, 6%, 12/15/38	1,450	1,567,667
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series C, 4.838%, 12/15/32 (c)(g)	4,000	937,160

			22,566,777

Tobacco - 1.4%	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds, Series 1A, 4.50%, 6/01/23	1,400	1,176,154
	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds, Series 1B, 5.651%, 6/01/41 (g)	3,300	117,843

			1,293,997

Transportation - 12.0%	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series A, 5.50%, 12/15/38 (b)	1,000	1,054,180
	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series E, 5.25%, 1/01/40	1,325	1,331,890
	Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	1,750	1,762,583

BlackRock New Jersey Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT, 152nd Series, 5.25%, 11/01/35	$2,040	$1,907,339
	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6, 5.75%, 12/01/22 (a)	6,000	4,971,420

			11,027,412

Utilities - 0.5%	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, CABS, Series A, 4.388%, 9/01/33 (a)(g)	2,000	477,960

	Total Municipal Bonds in New Jersey		120,607,753

Multi-State - 14.2%

Housing - 14.2%	Charter Mac Equity Issuer Trust, 6.30%, 6/30/49 (m)(n)	7,000	7,037,450
	Charter Mac Equity Issuer Trust, 6.80%, 11/30/50 (m)(n)	2,500	2,598,600
	MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (m)(n)	3,000	2,099,610
	MuniMae TE Bond Subsidiary LLC, 6.80%, 6/30/50 (m)(n)	2,000	1,299,740

	Total Municipal Bonds in Multi-State		13,035,400

Puerto Rico - 18.9%

Housing - 6.3%	Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	750	755,903
	Puerto Rico Housing Financing Corporation, Home Mortgage Revenue Bonds (Mortgage-Backed Securities), AMT, Series B, 5.30%, 12/01/28 (h)(j)(o)	2,545	2,496,263
	Puerto Rico Housing Financing Corporation, Home Mortgage Revenue Refunding Bonds (Mortgage-Backed Securities), Series A, 5.20%, 12/01/33 (h)(j)(o)	2,550	2,550,383

			5,802,549

Other Revenue Bonds - 0.8%	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A, 4.355%, 7/01/37 (g)(l)	6,000	732,840

State - 9.5%	Puerto Rico Public Buildings Authority Revenue Bonds, CABS, Series D, 5.438%, 7/01/12 (d)(l)	1,335	964,778
	Puerto Rico Public Buildings Authority Revenue Bonds, CABS, Series D, 5.438%, 7/01/17 (d)(l)	3,665	3,585,653
	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D, 5.25%, 7/01/12 (f)	1,765	1,951,737
	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D, 5.25%, 7/01/36	1,735	1,392,789
	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series M-3, 6%, 7/01/27 (a)(p)	850	839,741

			8,734,698

BlackRock New Jersey Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Transportation - 2.3%	Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (b)	$2,000	$2,080,940

	Total Municipal Bonds in Puerto Rico		17,351,027

	Total Municipal Bonds (Cost - $165,637,775) - 164.2%		150,994,180

	Short-Term Securities	Shares

Money Market Fund - 2.2%	CMA New Jersey Municipal Money Fund, 0.33% (q)(r)	2,038,161	2,038,161

	Total Short-Term Securities (Cost - $2,038,161) - 2.2%		2,038,161

	Total Investments (Cost - $167,675,936*) - 166.4%		153,032,341
	Liabilities in Excess of Other Assets - (0.6)%		(595,979)
	Preferred Shares, at Redemption Value - (65.8)%		(60,484,186)

	Net Assets Applicable to Common Shares - 100.0%		$91,952,176

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$167,145,275

Gross unrealized appreciation	$4,492,910
Gross unrealized depreciation	(18,605,844)

Net unrealized depreciation	$(14,112,934)

(a)	NPFGC Insured.

(b)	Assured Guaranty Insured.

(c)	FSA Insured.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(e)	FGIC Insured.

(f)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	GNMA Collateralized.

(i)	FHA Insured.

(j)	FNMA Collateralized.

(k)	Radian Insured.

(l)	AMBAC Insured.

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(n)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to mandatory redemption at maturity.

(o)	FHLMC Collateralized.

(p)	Commonwealth Guaranteed.

BlackRock New Jersey Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)

(q)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	540,391	$67,267

(r)	Represents the current yield as of report date.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$2,038,161
Level 2	150,994,180
Level 3	—

Total	$153,032,341

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New Jersey Municipal Income Trust

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 19, 2009